Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.79%
Communication services: 0.69%
Diversified telecommunication services: 0.11%
IDT Corp. Class B	11,490	$676,876
Interactive media & services: 0.58%
Cargurus, Inc.†	112,784	3,701,571
Consumer discretionary: 12.09%
Automobile components: 1.67%
Patrick Industries, Inc.	81,769	7,951,217
Strattec Security Corp.†	40,800	2,589,168
		10,540,385
Broadline retail: 1.05%
Dillard’s, Inc. Class A	14,188	6,624,803
Diversified consumer services: 1.17%
ADT, Inc.	76,225	636,479
Adtalem Global Education, Inc.†	4,991	570,322
Carriage Services, Inc. Class A	125,419	5,633,821
Grand Canyon Education, Inc.†	3,406	574,354
		7,414,976
Hotels, restaurants & leisure: 1.62%
Cheesecake Factory, Inc.	107,215	6,852,111
Sharplink Gaming, Inc.†	3,200	60,192
Wyndham Hotels & Resorts, Inc.	39,143	3,366,298
		10,278,601
Household durables: 2.75%
Cavco Industries, Inc.†	9,103	3,674,608
Century Communities, Inc.	83,370	4,692,897
Helen of Troy Ltd.†	82,565	1,814,779
La-Z-Boy, Inc.	41,051	1,476,604
Meritage Homes Corp.	85,597	5,764,102
		17,422,990
Leisure products: 0.59%
Johnson Outdoors, Inc. Class A	68,264	2,266,365
Peloton Interactive, Inc. Class A†	201,351	1,437,646
		3,704,011
Specialty retail: 3.24%
Abercrombie & Fitch Co. Class A†	81,617	7,836,864
Gap, Inc.	208,575	4,058,870
RealReal, Inc.†	326,959	1,719,804
Urban Outfitters, Inc.†	91,850	6,914,468
		20,530,006
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 1

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Consumer staples: 3.61%
Beverages: 0.66%
Coca-Cola Consolidated, Inc.	37,280	$4,166,040
Consumer staples distribution & retail: 1.15%
Ingles Markets, Inc. Class A	62,666	3,943,572
Village Super Market, Inc. Class A	97,095	3,340,068
		7,283,640
Food products: 1.32%
Ingredion, Inc.	4,838	636,390
J.M. Smucker Co.	59,732	6,411,633
Marzetti Co.	7,284	1,294,804
		8,342,827
Household products: 0.48%
Oil-Dri Corp. of America	54,090	3,050,676
Energy: 7.71%
Energy equipment & services: 0.64%
Aris Water Solutions, Inc. Class A	188,582	4,011,139
Oil, gas & consumable fuels: 7.07%
Dorian LPG Ltd.	300,413	8,648,890
Magnolia Oil & Gas Corp. Class A	325,718	7,758,603
Matador Resources Co.	153,632	7,663,164
Northern Oil & Gas, Inc.	284,112	8,000,594
PBF Energy, Inc. Class A	57,707	1,304,178
Peabody Energy Corp.	196,194	3,168,533
Permian Resources Corp. Class A	580,703	8,222,755
		44,766,717
Financials: 27.29%
Banks: 17.84%
Ameris Bancorp	146,035	9,981,492
Atlantic Union Bankshares Corp.	292,114	9,260,014
Banner Corp.	140,016	8,691,493
Customers Bancorp, Inc.†	182,567	11,638,646
FB Financial Corp.	185,867	9,062,875
Great Southern Bancorp, Inc.	129,203	7,356,819
Home BancShares, Inc.	276,145	7,776,243
Independent Bank Corp.	239,721	7,323,477
Prosperity Bancshares, Inc.	85,786	5,715,063
Synovus Financial Corp.	163,586	7,727,803
UMB Financial Corp.	78,323	8,614,747
Wintrust Financial Corp.	82,127	10,510,613
WSFS Financial Corp.	168,693	9,251,124
		112,910,409
Capital markets: 4.34%
Donnelley Financial Solutions, Inc.†	148,946	7,888,180
See accompanying notes to portfolio of investments
2 | Allspring Small Company Value Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Capital markets(continued)
Galaxy Digital, Inc. Class A†	2,200	$62,513
Piper Sandler Cos.	30,297	9,553,250
Stifel Financial Corp.	87,437	9,978,311
		27,482,254
Financial services: 0.93%
Jackson Financial, Inc. Class A	67,285	5,891,475
Insurance: 2.90%
Genworth Financial, Inc. Class A†	631,041	4,959,982
Kemper Corp.	58,477	3,601,598
Lincoln National Corp.	132,477	5,048,699
Unum Group	66,023	4,741,112
		18,351,391
Mortgage real estate investment trusts (REITs): 1.28%
AGNC Investment Corp.	421,607	3,975,754
Annaly Capital Management, Inc.	202,016	4,106,985
		8,082,739
Health care: 3.50%
Health care equipment & supplies: 0.84%
ICU Medical, Inc.†	13,336	1,712,476
Integer Holdings Corp.†	5,664	614,601
Masimo Corp.†	8,390	1,290,298
Merit Medical Systems, Inc.†	19,761	1,676,918
		5,294,293
Health care providers & services: 1.83%
AMN Healthcare Services, Inc.†	69,337	1,271,641
Brookdale Senior Living, Inc.†	687,036	5,324,529
Encompass Health Corp.	11,120	1,224,423
Ensign Group, Inc.	4,691	703,650
National HealthCare Corp.	25,295	2,429,079
Option Care Health, Inc.†	22,544	661,666
		11,614,988
Pharmaceuticals: 0.83%
Innoviva, Inc.†	30,598	555,966
Ligand Pharmaceuticals, Inc.†	11,859	1,560,407
Phibro Animal Health Corp. Class A	44,006	1,166,159
Prestige Consumer Healthcare, Inc.†	27,015	1,997,759
		5,280,291
Industrials: 20.24%
Aerospace & defense: 0.99%
Archer Aviation, Inc. Class A†	173,695	1,742,161
Ducommun, Inc.†	50,110	4,559,008
		6,301,169
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 3

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Building products: 1.23%
UFP Industries, Inc.	36,863	$3,612,574
Zurn Elkay Water Solutions Corp.	94,114	4,164,545
		7,777,119
Commercial services & supplies: 1.96%
Brady Corp. Class A	40,809	2,879,891
Brink’s Co.	31,151	2,720,729
Healthcare Services Group, Inc.†	160,806	2,092,086
Pitney Bowes, Inc.	418,531	4,754,512
		12,447,218
Construction & engineering: 2.29%
Great Lakes Dredge & Dock Corp.†	227,492	2,520,611
Limbach Holdings, Inc.†	13,545	1,855,665
MYR Group, Inc.†	40,915	7,917,053
NWPX Infrastructure, Inc.†	52,560	2,195,957
		14,489,286
Electrical equipment: 2.43%
Atkore, Inc.	94,483	7,277,081
Generac Holdings, Inc.†	28,692	5,586,045
NuScale Power Corp.†	49,954	2,508,190
		15,371,316
Ground transportation: 1.21%
ArcBest Corp.	104,648	7,652,908
Machinery: 5.77%
Allison Transmission Holdings, Inc.	25,042	2,255,533
Atmus Filtration Technologies, Inc.	142,737	5,553,897
Blue Bird Corp.†	50,123	2,245,009
ESCO Technologies, Inc.	15,820	3,064,334
Federal Signal Corp.	17,960	2,273,197
Kadant, Inc.	9,772	3,251,828
Miller Industries, Inc.	76,539	3,118,964
Mueller Water Products, Inc. Class A	128,863	3,190,648
Standex International Corp.	19,955	3,287,387
Timken Co.	56,093	4,268,116
Watts Water Technologies, Inc. Class A	15,243	3,998,544
		36,507,457
Marine transportation: 1.03%
Matson, Inc.	60,850	6,497,563
Passenger airlines: 0.79%
SkyWest, Inc.†	43,094	4,997,180
Professional services: 1.11%
CBIZ, Inc.†	20,778	1,269,951
See accompanying notes to portfolio of investments
4 | Allspring Small Company Value Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Professional services(continued)
Korn Ferry	67,351	$4,773,166
TTEC Holdings, Inc.†	204,543	1,018,624
		7,061,741
Trading companies & distributors: 1.43%
Boise Cascade Co.	43,328	3,631,320
GATX Corp.	20,851	3,183,739
Rush Enterprises, Inc. Class A	41,058	2,222,880
		9,037,939
Information technology: 10.67%
Communications equipment: 0.62%
Applied Optoelectronics, Inc.†	172,423	3,943,314
Electronic equipment, instruments & components: 4.78%
Belden, Inc.	63,455	7,846,211
ePlus, Inc.†	63,632	4,122,081
Insight Enterprises, Inc.†	29,585	3,508,189
OSI Systems, Inc.†	7,916	1,749,515
PC Connection, Inc.	65,852	4,055,825
Sanmina Corp.†	77,550	8,998,902
		30,280,723
IT services: 1.20%
EPAM Systems, Inc.†	10,240	1,614,950
Kyndryl Holdings, Inc.†	158,026	5,968,642
		7,583,592
Semiconductors & semiconductor equipment: 1.35%
Cirrus Logic, Inc.†	55,425	5,581,852
FormFactor, Inc.†	27,955	794,201
Onto Innovation, Inc.†	23,056	2,184,556
		8,560,609
Software: 2.72%
Bit Digital, Inc.†	358,217	1,042,412
BitMine Immersion Technologies, Inc.†	1,800	62,352
Cleanspark, Inc.†	456,601	5,191,553
Digital Turbine, Inc.†	240,838	1,312,567
LiveRamp Holdings, Inc.†	80,646	2,646,802
Riot Platforms, Inc.†	516,505	6,926,332
		17,182,018
Materials: 5.71%
Chemicals: 2.28%
Cabot Corp.	16,481	1,189,599
Core Molding Technologies, Inc.†	70,014	1,165,033
Element Solutions, Inc.	199,329	4,704,164
Hawkins, Inc.	16,832	2,748,329
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 5

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Chemicals(continued)
Intrepid Potash, Inc.†	26,993	$898,327
NewMarket Corp.	5,415	3,720,105
		14,425,557
Construction materials: 1.57%
Eagle Materials, Inc.	33,505	7,514,836
Knife River Corp.†	29,027	2,394,147
		9,908,983
Metals & mining: 1.86%
Coeur Mining, Inc.†	329,908	2,866,901
Kaiser Aluminum Corp.	21,111	1,632,091
MP Materials Corp.†	48,027	2,953,661
Worthington Steel, Inc.	142,491	4,348,825
		11,801,478
Real estate: 3.57%
Industrial REITs: 0.54%
STAG Industrial, Inc.	99,379	3,411,681
Office REITs: 0.98%
Hudson Pacific Properties, Inc.	390,656	957,107
Vornado Realty Trust	137,421	5,279,715
		6,236,822
Retail REITs: 1.15%
Brixmor Property Group, Inc.	144,551	3,777,118
Tanger, Inc.	116,715	3,503,784
		7,280,902
Specialized REITs: 0.90%
CubeSmart	64,813	2,521,874
PotlatchDeltic Corp.	77,700	3,177,153
		5,699,027
Utilities: 2.71%
Electric utilities: 2.71%
IDACORP, Inc.	68,994	8,647,018
Pinnacle West Capital Corp.	93,641	8,485,747
		17,132,765
Total common stocks (Cost $484,194,209)		619,011,465
Investment companies: 1.31%
Exchange-traded funds: 1.31%
SPDR S&P Biotech ETF	96,699	8,283,236
Total investment companies (Cost $8,489,393)		8,283,236
See accompanying notes to portfolio of investments
6 | Allspring Small Company Value Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.02%
Investment companies: 1.02%
Allspring Government Money Market Fund Select Class♠∞		4.24%	6,447,759	$6,447,759
Total short-term investments (Cost $6,447,759)				6,447,759
Total investments in securities (Cost $499,131,361)	100.12%			633,742,460
Other assets and liabilities, net	(0.12)			(742,969)
Total net assets	100.00%			$632,999,491

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,270,725	$18,064,608	$(17,887,574)	$0	$0	$6,447,759	6,447,759	$62,601
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 7

Notes to portfolio of investments—July 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,378,447	$0	$0	$4,378,447
Consumer discretionary	76,515,772	0	0	76,515,772
Consumer staples	22,843,183	0	0	22,843,183
Energy	48,777,856	0	0	48,777,856
Financials	172,718,268	0	0	172,718,268
Health care	22,189,572	0	0	22,189,572
Industrials	128,140,896	0	0	128,140,896
Information technology	67,550,256	0	0	67,550,256
Materials	36,136,018	0	0	36,136,018
Real estate	22,628,432	0	0	22,628,432
Utilities	17,132,765	0	0	17,132,765
Investment companies	8,283,236	0	0	8,283,236
Short-term investments
Investment companies	6,447,759	0	0	6,447,759
Total assets	$633,742,460	$0	$0	$633,742,460
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
8 | Allspring Small Company Value Portfolio